Document and Entity Information	Jun. 15, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	001-35465
Entity Registrant Name	TURTLE BEACH CORPORATION
Entity Central Index Key	0001493761
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	44 South Broadway, 4th Floor
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	888
Local Phone Number	496-8001
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ